Information About Geographical Areas and Products - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [Line Items]
Revenue	₩ 25,810,082	₩ 26,615,347	₩ 21,330,819
Revenue included in forward exchange hedging loss	25,810,082
TV [member]
Disclosure of products and services [Line Items]
Revenue	4,791,384	5,972,637	4,331,474
IT [Member]
Disclosure of products and services [Line Items]
Revenue	9,509,439	9,419,615	7,853,034
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	9,372,982	8,942,349	7,146,998
Auto [member]
Disclosure of products and services [Line Items]
Revenue	₩ 2,136,277	₩ 2,280,746	₩ 1,999,313